UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Risk-Managed Equity

Option Fund

Semiannual Report

May 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2014

Eaton Vance

Risk-Managed Equity Option Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Performance1,2

Portfolio Managers Walter A. Row, III, CFA, CMT, Michael A. Allison, CFA, Ken Everding, Ph.D. and Jonathan Orseck

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/29/2008	02/29/2008	3.42%	10.32%	4.83%	2.70%
Class A with 5.75% Maximum Sales Charge	—	—	–2.57	4.02	3.60	1.73
Class C at NAV	02/29/2008	02/29/2008	3.02	9.50	4.06	1.94
Class C with 1% Maximum Sales Charge	—	—	2.02	8.50	4.06	1.94
Class I at NAV	02/29/2008	02/29/2008	3.55	10.61	5.10	2.95
S&P 500 Index	—	—	7.62%	20.45%	18.39%	7.95%
Barclays U.S. Aggregate Bond Index	—	—	3.28	2.71	4.96	4.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.99%	2.74%	1.74%
Net				1.40	2.15	1.15

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	3.4%
Gilead Sciences, Inc.	2.8
Merck & Co., Inc.	2.3
Constellation Brands, Inc., Class A	2.0
Google, Inc., Class A	2.0
Corning, Inc.	2.0
Costco Wholesale Corp.	2.0
Rockwell Automation, Inc.	2.0
Google, Inc., Class C	2.0
Hershey Co. (The)	2.0
Total	22.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/15. Without the reimbursement, performance would have been lower.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 – May 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Expenses Paid During Period* (12/1/13 – 5/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.20	$7.46	**	1.47%
Class C	$1,000.00	$1,030.20	$11.24	**	2.22%
Class I	$1,000.00	$1,035.50	$6.14	**	1.21%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.39	**	1.47%
Class C	$1,000.00	$1,013.90	$11.15	**	2.22%
Class I	$1,000.00	$1,018.90	$6.09	**	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (The)	4,906	$663,402
United Technologies Corp.	3,120	362,607

		$1,026,009

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	7,209	$431,531

		$431,531

Automobiles — 0.6%
Honda Motor Co., Ltd.	6,446	$226,287

		$226,287

Banks — 8.3%
Bank of America Corp.	36,174	$547,674
Citigroup, Inc.	14,185	674,780
JPMorgan Chase & Co.	13,279	737,914
PNC Financial Services Group, Inc. (The)	4,922	419,699
Regions Financial Corp.	44,090	449,277
SunTrust Banks, Inc.	6,846	262,339

		$3,091,683

Beverages — 2.1%
Constellation Brands, Inc., Class A(1)	9,100	$765,583

		$765,583

Biotechnology — 5.2%
Biogen Idec, Inc.(1)	855	$273,061
Celgene Corp.(1)	3,885	594,522
Gilead Sciences, Inc.(1)	12,814	1,040,625

		$1,908,208

Capital Markets — 0.6%
Charles Schwab Corp. (The)	8,767	$221,016

		$221,016

Chemicals — 3.4%
LyondellBasell Industries NV, Class A	5,014	$499,244
Monsanto Co.	3,633	442,681
PPG Industries, Inc.	1,659	334,471

		$1,276,396

Security	Shares	Value

Communications Equipment — 2.0%
QUALCOMM, Inc.	4,671	$375,782
Telefonaktiebolaget LM Ericsson, Class B	30,468	379,776

		$755,558

Consumer Finance — 2.1%
American Express Co.	3,161	$289,232
Discover Financial Services	8,340	493,144

		$782,376

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	8,000	$283,760
Verizon Communications, Inc.	10,000	499,600

		$783,360

Electric Utilities — 2.1%
Duke Energy Corp.	2,621	$186,301
Edison International	4,840	266,878
NextEra Energy, Inc.	3,487	339,494

		$792,673

Electrical Equipment — 3.9%
Emerson Electric Co.	10,646	$710,408
Rockwell Automation, Inc.	6,141	743,552

		$1,453,960

Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	35,500	$756,150

		$756,150

Energy Equipment & Services — 0.6%
FMC Technologies, Inc.(1)	3,584	$208,087

		$208,087

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	6,432	$746,241

		$746,241

Food Products — 3.5%
Hershey Co. (The)	7,624	$742,120
Mondelez International, Inc., Class A	14,814	557,303

		$1,299,423

5	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	10,865	$434,709
Covidien PLC	5,251	383,900

		$818,609

Health Care Technology — 0.3%
Cerner Corp.(1)	2,272	$122,802

		$122,802

Hotels, Restaurants & Leisure — 1.0%
Yum! Brands, Inc.	4,702	$363,512

		$363,512

Household Durables — 0.7%
Mohawk Industries, Inc.(1)	1,922	$260,738

		$260,738

Industrial Conglomerates — 1.5%
Danaher Corp.	7,282	$571,127

		$571,127

Insurance — 2.5%
ACE, Ltd.	1,809	$187,612
Aflac, Inc.	7,549	462,225
MetLife, Inc.	5,271	268,452

		$918,289

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(1)	1,569	$490,391
Netflix, Inc.(1)	1,100	459,613

		$950,004

Internet Software & Services — 6.9%
eBay, Inc.(1)	9,754	$494,820
Facebook, Inc., Class A(1)	8,839	559,509
Google, Inc., Class A(1)	1,324	756,865
Google, Inc., Class C(1)	1,324	742,737

		$2,553,931

IT Services — 2.4%
Fiserv, Inc.(1)	4,661	$280,173
Visa, Inc., Class A	2,883	619,355

		$899,528

Security	Shares	Value

Machinery — 1.9%
Caterpillar, Inc.	7,006	$716,223

		$716,223

Media — 2.7%
Lions Gate Entertainment Corp.	10,656	$278,441
Walt Disney Co. (The)	8,495	713,665

		$992,106

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	8,024	$273,217

		$273,217

Multi-Utilities — 1.1%
Sempra Energy	3,902	$391,566

		$391,566

Multiline Retail — 2.4%
Dollar General Corp.(1)	7,552	$406,146
Macy’s, Inc.	8,112	485,828

		$891,974

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	1,812	$186,382
Chevron Corp.	5,977	733,916
Devon Energy Corp.	8,390	620,021
EOG Resources, Inc.	1,738	183,880
Exxon Mobil Corp.	6,324	635,752
Occidental Petroleum Corp.	3,911	389,888
Phillips 66	5,161	437,601
Range Resources Corp.	3,547	329,694

		$3,517,134

Pharmaceuticals — 5.5%
Johnson & Johnson	2,937	$297,988
Merck & Co., Inc.	14,999	867,843
Roche Holding AG PC	1,267	373,451
Shire PLC ADR	2,970	514,968

		$2,054,250

Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc.	2,389	$338,856
Simon Property Group, Inc.	1,866	310,614
Washington Prime Group, Inc.(1)	933	18,557

		$668,027

6	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)	8,990	$558,279

		$558,279

Software — 1.0%
Microsoft Corp.	9,287	$380,210

		$380,210

Specialty Retail — 2.0%
AutoNation, Inc.(1)	7,537	$430,890
Home Depot, Inc. (The)	3,921	314,582

		$745,472

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,029	$1,284,357

		$1,284,357

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	3,174	$244,112

		$244,112

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(1)	9,226	$40,871

		$40,871

Tobacco — 1.7%
Altria Group, Inc.	15,152	$629,717

		$629,717

Total Common Stocks (identified cost $28,048,843)		$37,370,596

Call Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Vertex Pharmaceuticals, Inc.	30	$80	7/19/14	$29,550

Total Call Options Purchased (identified cost $29,985)				$29,550

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	15	$1,810	6/6/14	$450
S&P 500 Index	15	1,805	6/13/14	1,013
S&P 500 Index	15	1,840	6/21/14	3,300
S&P 500 Index	16	1,865	6/27/14	13,360
S&P 500 Index FLEX	15	1,805	6/2/14	0
S&P 500 Index FLEX	15	1,815	6/4/14	5
S&P 500 Index FLEX	15	1,830	6/9/14	372
S&P 500 Index FLEX	15	1,835	6/11/14	810
S&P 500 Index FLEX	15	1,825	6/16/14	1,624
S&P 500 Index FLEX	16	1,830	6/18/14	2,560
S&P 500 Index FLEX	16	1,860	6/23/14	7,780
S&P 500 Index FLEX	16	1,855	6/25/14	7,980

Total Put Options Purchased (identified cost $148,684)				$39,254

Total Investments — 100.9% (identified cost $28,227,512)				$37,439,400

Call Options Written — (0.9)%

Security/Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$1,895	6/6/14	$(42,975)
S&P 500 Index	15	1,900	6/13/14	(40,500)
S&P 500 Index	15	1,920	6/21/14	(25,125)
S&P 500 Index	16	1,945	6/27/14	(10,160)
S&P 500 Index FLEX	15	1,900	6/2/14	(33,828)
S&P 500 Index FLEX	15	1,900	6/4/14	(34,760)
S&P 500 Index FLEX	15	1,920	6/9/14	(18,049)
S&P 500 Index FLEX	15	1,921	6/11/14	(19,193)
S&P 500 Index FLEX	15	1,907	6/16/14	(35,994)
S&P 500 Index FLEX	16	1,904	6/18/14	(43,324)
S&P 500 Index FLEX	16	1,930	6/23/14	(22,508)
S&P 500 Index FLEX	16	1,938	6/25/14	(18,276)
Vertex Pharmaceuticals, Inc.	30	110	7/19/14	(5,100)

Total Call Options Written (premiums received $165,814)				$(349,792)

Other Assets, Less Liabilities — 0.0%(2)				$16,881

Net Assets — 100.0%				$37,106,489

7	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

8	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2014
Investments, at value (identified cost, $28,227,512)	$37,439,400
Dividends receivable	53,314
Interest receivable from affiliated investment	9
Receivable for investments sold	347,637
Receivable for premiums on written options	12,218
Receivable for Fund shares sold	23,560
Receivable for open forward foreign currency exchange contracts	174
Tax reclaims receivable	25,157
Receivable from affiliates	33,424
Total assets	$37,934,893

Liabilities
Demand note payable	$100,000
Written options outstanding, at value (premiums received, $165,814)	349,792
Payable for investments purchased	111,532
Payable for closed written options	20,363
Payable for Fund shares redeemed	149,847
Payable for open forward foreign currency exchange contracts	4,571
Due to custodian	29,896
Payable to affiliates:
Investment adviser fee	28,455
Administration fee	4,742
Distribution and service fees	11,563
Trustees’ fees	337
Accrued expenses	17,306
Total liabilities	$828,404
Net Assets	$37,106,489

Sources of Net Assets
Paid-in capital	$37,878,139
Accumulated net realized loss	(9,311,201)
Accumulated distributions in excess of net investment income	(488,094)
Net unrealized appreciation	9,027,645
Total	$37,106,489

Class A Shares
Net Assets	$17,136,685
Shares Outstanding	2,151,993
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.96
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.45

Class C Shares
Net Assets	$9,386,250
Shares Outstanding	1,180,592
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.95

Class I Shares
Net Assets	$10,583,554
Shares Outstanding	1,328,859
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2014
Dividends (net of foreign taxes, $4,327)	$322,268
Interest allocated from affiliated investment	229
Expenses allocated from affiliated investment	(23)
Total investment income	$322,474

Expenses
Investment adviser fee	$166,623
Administration fee	27,771
Distribution and service fees
Class A	22,574
Class C	48,105
Trustees’ fees and expenses	1,026
Custodian fee	51,081
Transfer and dividend disbursing agent fees	17,101
Legal and accounting services	23,642
Printing and postage	14,519
Registration fees	21,940
Miscellaneous	17,484
Total expenses	$411,866
Deduct —
Reduction of custodian fee	$17
Allocation of expenses to affiliates	116,015
Total expense reductions	$116,032

Net expenses	$295,834

Net investment income	$26,640

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$634,753
Investment transactions allocated from affiliated investment	2
Written options	85,120
Foreign currency and forward foreign currency exchange contract transactions	5,842
Net realized gain	$725,717
Change in unrealized appreciation (depreciation) —
Investments	$539,066
Written options	(75,505)
Foreign currency and forward foreign currency exchange contracts	(8,181)
Net change in unrealized appreciation (depreciation)	$455,380

Net realized and unrealized gain	$1,181,097

Net increase in net assets from operations	$1,207,737

10	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013
From operations —
Net investment income	$26,640	$131,619
Net realized gain from investment transactions, written options, and foreign currency and forward foreign currency exchange contract transactions	725,717	1,800,800
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	455,380	3,853,394
Net increase in net assets from operations	$1,207,737	$5,785,813
Distributions to shareholders —
From net investment income
Class A	$(247,793)*	$(71,209)
Class C	(99,260)*	(28,018)
Class I	(164,773)*	(31,161)
Tax return of capital
Class A	—	(512,135)
Class C	—	(201,509)
Class I	—	(224,112)
Total distributions to shareholders	$(511,826)	$(1,068,144)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,731,139	$2,605,985
Class C	275,154	472,083
Class I	4,819,532	1,825,673
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	243,497	571,577
Class C	88,218	205,842
Class I	139,341	198,341
Cost of shares redeemed
Class A	(3,752,037)	(11,009,083)
Class C	(1,008,233)	(5,028,461)
Class I	(2,283,072)	(5,470,417)
Net increase (decrease) in net assets from Fund share transactions	$253,539	$(15,628,460)

Net increase (decrease) in net assets	$949,450	$(10,910,791)

Net Assets
At beginning of period	$36,157,039	$47,067,830
At end of period	$37,106,489	$36,157,039

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(488,094)	$(2,908)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Financial Highlights

	Class A
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$7.810		$6.960	$7.040	$7.330		$8.200	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.011		$0.035	$0.034	$0.009		$0.025	$0.042
Net realized and unrealized gain (loss)	0.254		1.045	0.116	(0.069	)(2)	(0.295)	0.660

Total income (loss) from operations	$0.265		$1.080	$0.150	$(0.060)		$(0.270)	$0.702

Less Distributions
From net investment income	$(0.115	)*	$(0.028)	$(0.029)	$—		$(0.017)	$(0.028)
From net realized gain	—		—	—	(0.230)		—	(0.732)
Tax return of capital	—		(0.202)	(0.201)	—		(0.583)	(0.572)

Total distributions	$(0.115)		$(0.230)	$(0.230)	$(0.230)		$(0.600)	$(1.332)

Net asset value — End of period	$7.960		$7.810	$6.960	$7.040		$7.330	$8.200

Total Return(3)	3.42	%(4)	15.63%	2.19%	(0.95)%		(3.35)%	9.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,137		$18,554	$23,957	$53,437		$123,121	$96,501
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.47	%(7)	1.50%	1.50%	1.50%		1.50%	1.50%
Net investment income	0.27	%(7)	0.48%	0.47%	0.13%		0.32%	0.53%
Portfolio Turnover	27	%(4)	45%	37%	96%		60%	45%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.24%, 0.13%, 0.04% and 0.49% of average daily net assets for the six months ended May 31, 2014 and the years ended November 30, 2013, 2012, 2011, 2010 and 2009, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$7.800		$6.950	$6.970	$7.290		$8.160	$8.810

Income (Loss) From Operations
Net investment loss(1)	$(0.019)		$(0.020)	$(0.019)	$(0.044)		$(0.032)	$(0.021)
Net realized and unrealized gain (loss)	0.253		1.040	0.121	(0.076	)(2)	(0.291)	0.665

Total income (loss) from operations	$0.234		$1.020	$0.102	$(0.120)		$(0.323)	$0.644

Less Distributions
From net investment income	$(0.084	)*	$(0.021)	$(0.015)	$—		$(0.016)	$(0.026)
From net realized gain	—		—	—	(0.200)		—	(0.732)
Tax return of capital	—		(0.149)	(0.107)	—		(0.531)	(0.536)

Total distributions	$(0.084)		$(0.170)	$(0.122)	$(0.200)		$(0.547)	$(1.294)

Net asset value — End of period	$7.950		$7.800	$6.950	$6.970		$7.290	$8.160

Total Return(3)	3.02	%(4)	14.75%	1.49%	(1.64)%		(4.15)%	8.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,386		$9,841	$12,924	$26,875		$50,965	$30,219
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.22	%(7)	2.25%	2.25%	2.25%		2.25%	2.25%
Net investment loss	(0.48	)%(7)	(0.27)%	(0.27)%	(0.61)%		(0.41)%	(0.26)%
Portfolio Turnover	27	%(4)	45%	37%	96%		60%	45%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.24%, 0.13%, 0.04% and 0.49% of average daily net assets for the six months ended May 31, 2014 and the years ended November 30, 2013, 2012, 2011, 2010 and 2009, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

13	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$7.810		$6.970	$7.060	$7.350		$8.220	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.021		$0.054	$0.051	$0.028		$0.046	$0.064
Net realized and unrealized gain (loss)	0.255		1.036	0.128	(0.078	)(2)	(0.297)	0.662

Total income (loss) from operations	$0.276		$1.090	$0.179	$(0.050)		$(0.251)	$0.726

Less Distributions
From net investment income	$(0.126	)*	$(0.030)	$(0.034)	$—		$(0.018)	$(0.029)
From net realized gain	—		—	—	(0.240)		—	(0.732)
Tax return of capital	—		(0.220)	(0.235)	—		(0.601)	(0.585)

Total distributions	$(0.126)		$(0.250)	$(0.269)	$(0.240)		$(0.619)	$(1.346)

Net asset value — End of period	$7.960		$7.810	$6.970	$7.060		$7.350	$8.220

Total Return(3)	3.55	%(4)	15.77%	2.61%	(0.67)%		(3.23)%	9.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,584		$7,762	$10,187	$25,628		$50,436	$24,873
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.21	%(7)	1.25%	1.25%	1.25%		1.25%	1.25%
Net investment income	0.53	%(7)	0.73%	0.72%	0.39%		0.59%	0.79%
Portfolio Turnover	27	%(4)	45%	37%	96%		60%	45%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.24%, 0.13%, 0.04% and 0.49% of average daily net assets for the six months ended May 31, 2014 and the years ended November 30, 2013, 2012, 2011, 2010 and 2009, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

14	See Notes to Financial Statements.

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

15

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $10,202,647 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of May 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

16

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make semi-annual distributions from its cash available for distribution, which is determined by the Fund’s investment adviser and generally consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums received, and net realized and unrealized gains on stock investments.

At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2014, the amount of distributions estimated to be a tax return of capital was approximately $494,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended May 31, 2014, the investment adviser fee amounted to $166,623 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% (1.50%, 2.25% and 1.25% prior to April 1, 2014) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 31, 2015. Pursuant to this agreement, EVM and PRA were allocated $116,015 in total of the Fund’s operating expenses for the six months ended May 31, 2014. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2014, the administration fee amounted to $27,771.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2014, EVM earned $357 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,714 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

17

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2014 amounted to $22,574 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended May 31, 2014, the Fund paid or accrued to EVD $36,079 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended May 31, 2014 amounted to $12,026 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2014, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,103,616 and $11,098,561, respectively, for the six months ended May 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013

Sales	218,611	347,123
Issued to shareholders electing to receive payments of distributions in Fund shares	31,058	75,113
Redemptions	(473,352)	(1,487,120)

Net decrease	(223,683)	(1,064,884)

Class C	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013

Sales	35,003	63,299
Issued to shareholders electing to receive payments of distributions in Fund shares	11,267	27,097
Redemptions	(127,904)	(687,773)

Net decrease	(81,634)	(597,377)

18

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013

Sales	605,924	244,409
Issued to shareholders electing to receive payments of distributions in Fund shares	17,773	26,040
Redemptions	(288,444)	(739,447)

Net increase (decrease)	335,253	(468,998)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,246,325

Gross unrealized appreciation	$9,459,275
Gross unrealized depreciation	(266,200)

Net unrealized appreciation	$9,193,075

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at May 31, 2014 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at May 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/30/14	British Pound Sterling 299,000	United States Dollar 499,413	Credit Suisse International	$—	$(1,669)	$(1,669)
6/30/14	Euro 735,000	United States Dollar 998,961	State Street Bank and Trust Co.	—	(2,902)	(2,902)
6/30/14	Japanese Yen 9,878,000	United States Dollar 97,131	Credit Suisse International	81	—	81
6/30/14	Japanese Yen 10,510,000	United States Dollar 103,352	State Street Bank and Trust Co.	93	—	93

				$174	$(4,571)	$(4,397)

19

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended May 31, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	188	$144,375
Options written	1,258	1,146,150
Options terminated in closing purchase transactions	(460)	(443,969)
Options expired	(772)	(680,742)

Outstanding, end of period	214	$165,814

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchanged-traded options. At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection. During the six months ended May 31, 2014, the Fund also entered into a call option spread transaction on an individual security to enhance return while limiting its maximum option loss potential on the transaction. The call option spread consists of selling and buying an equal number of call options on an individual security with the same expiration, but with a lower exercise price for the purchased option position. Any net premium received is reduced by the premium paid on the purchased option. The risk of loss on the call option spread on an individual security is limited to the premium paid for the purchased option position less the premium received from the written option position.

Foreign Exchange Risk:  Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At May 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $4,571. At May 31, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a

20

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Purchased options	$68,804	(1)	$—
Equity Price	Written options	—		(349,792	)(2)
Foreign Exchange	Forward foreign currency exchange contracts	174	(3)	(4,571	)(4)

Total		$68,978		$(354,363)

Derivatives not subject to master netting or similar agreements		$68,804		$(349,792)

Total Derivatives subject to master netting or similar agreements		$174		$(4,571)

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(3)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of May 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$81	$(81)	$—	$—	$—
State Street Bank and Trust Co.	93	(93)	—	—	—

	$174	$(174)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Credit Suisse International	$(1,669)	$81	$—	$—	$(1,588)
State Street Bank and Trust Co.	(2,902)	93	—	—	(2,809)

	$(4,571)	$174	$—	$—	$(4,397)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

21

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended May 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Purchased options	$(980,404)	$(33,796)
Equity Price	Written options	85,120	(75,505)
Foreign Exchange	Forward foreign currency exchange contracts	1,567	(7,305)

Total		$(893,717)	$(116,606)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Written options and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Written options and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended May 31, 2014, which is indicative of the volume of this derivative type, was approximately $394,000.

The average number of purchased options contracts outstanding during the six months ended May 31, 2014, which is indicative of the volume of this derivative type, was 200 contracts.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At May 31, 2014, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at May 31, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at May 31, 2014. The Fund’s average borrowings or allocated fees during the six months ended May 31, 2014 were not significant.

11  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At May 31, 2014, the Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $29,896. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at May 31, 2014. The Fund’s average overdraft advances during the six months ended May 31, 2014 were not significant.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$4,447,918	$226,287	$—	$4,674,205
Consumer Staples	3,440,964	—	—	3,440,964
Energy	3,725,221	—	—	3,725,221
Financials	5,722,262	—	—	5,722,262
Health Care	4,530,418	373,451	—	4,903,869
Industrials	4,198,850	—	—	4,198,850
Information Technology	6,808,237	379,776	—	7,188,013
Materials	1,549,613	—	—	1,549,613
Telecommunication Services	783,360	—	—	783,360
Utilities	1,184,239	—	—	1,184,239

Total Common Stocks	$36,391,082	$979,514 *	$—	$37,370,596

Call Options Purchased	$29,550	$—	$—	$29,550
Put Options Purchased	18,123	21,131	—	39,254

Total Investments	$36,438,755	$1,000,645	$—	$37,439,400

Forward Foreign Currency Exchange Contracts	$—	$174	$—	$174

Total	$36,438,755	$1,000,819	$—	$37,439,574

Liability Description

Call Options Written	$(123,860)	$(225,932)	$—	$(349,792)
Forward Foreign Currency Exchange Contracts	—	(4,571)	—	(4,571)

Total	$(123,860)	$(230,503)	$—	$(354,363)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares[1]
Nominee for Trustee	For	Withheld
Scott E. Eston	4,655,155	3,248
Cynthia E. Frost	4,655,155	3,248
George J. Gorman	4,617,535	40,867
Valerie A. Mosley	4,655,155	3,248
Harriett Tee Taggart	4,655,155	3,248

[1]	Excludes fractional shares.

24

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Risk-Managed Equity Option Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

27

Eaton Vance

Risk-Managed Equity Option Fund

May 31, 2014

Officers and Trustees

Officers of Eaton Vance Risk-Managed Equity Option Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Risk-Managed Equity Option Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Risk Advisors LLC

518 Riverside Avenue

Westport, CT 06880

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7764 5.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 15, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 15, 2014